FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Financial assets:
Cash and due from banks	$ 11,711	$ 13,498	[1]	$ 18,478
Interest-earning deposits in other banks	71,920	97,081		55,590
Federal funds sold	3,028	3,029	[1]	3,028
Investment securities available for sale	86,476	81,491		67,854
Loans, net	342,229	359,995		407,590
Premises and equipment held for sale		0		1,113
Accrued interest receivable	1,753	1,636	[1]	2,003
Stock in the FHLB	796	973	[1]	1,248
Other non-marketable securities	1,040	1,105		1,080
Financial liabilities:
Deposits	459,812	498,559	[1]	501,377
Short term debt	14,207	17,848	[1]	21,877
Long term debt	12,372	12,372	[1]	14,372
Accrued interest payable	235	281	[1]	330
Financial assets:
Cash and due from banks, Fair value	11,711	13,498		18,478
Interest-earning deposits in other banks, Fair value	71,920	97,081		55,590
Federal funds sold, Fair value	3,028	3,029		3,028
Investment securities available for sale, Fair value	86,476	81,491	[1]	67,854
Loans, net, Fair value	356,977	377,591		424,851
Premises and equipment held for sale, Fair Value				1,113
Accrued interest receivable, Fair value	1,753	1,636		2,003
Stock in the FHLB, Fair value	796	973		1,248
Other non-marketable securities, Fair value	1,040	1,105		1,080
Financial liabilities:
Deposits, Fair Value	465,264	507,478		509,454
Short term Debt, Fair value	14,207	17,848		21,877
Long term Debt, Fair value	7,750	8,451		9,661
Accrued interest payable, Fair value	235	281		330
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and due from banks, Fair value	11,711	13,498		18,478
Interest-earning deposits in other banks, Fair value	71,920	97,081		55,590
Federal funds sold, Fair value	3,028	3,029		3,028
Investment securities available for sale, Fair value	0	0		0
Loans, net, Fair value	0	0		0
Premises and equipment held for sale, Fair Value				0
Accrued interest receivable, Fair value	1,753	0		0
Stock in the FHLB, Fair value	0	0		0
Other non-marketable securities, Fair value	0	0		0
Financial liabilities:
Deposits, Fair Value	0	0		0
Short term Debt, Fair value	0	0		0
Long term Debt, Fair value	0	0		0
Accrued interest payable, Fair value	0	0		0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and due from banks, Fair value	0	0		0
Interest-earning deposits in other banks, Fair value	0	0		0
Federal funds sold, Fair value	0	0		0
Investment securities available for sale, Fair value	86,476	81,491		67,854
Loans, net, Fair value	0	0		0
Premises and equipment held for sale, Fair Value				0
Accrued interest receivable, Fair value	0	0		0
Stock in the FHLB, Fair value	0	0		0
Other non-marketable securities, Fair value	0	0		0
Financial liabilities:
Deposits, Fair Value	465,264	507,478		509,454
Short term Debt, Fair value	14,207	17,848		21,877
Long term Debt, Fair value	7,750	8,451		9,661
Accrued interest payable, Fair value	0	0		0
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and due from banks, Fair value	0	0		0
Interest-earning deposits in other banks, Fair value	0	0		0
Federal funds sold, Fair value	0	0		0
Investment securities available for sale, Fair value	0	0		0
Loans, net, Fair value	356,977	377,591		424,851
Premises and equipment held for sale, Fair Value				1,113
Accrued interest receivable, Fair value	0	1,636		2,003
Stock in the FHLB, Fair value	796	973		1,248
Other non-marketable securities, Fair value	1,040	1,105		1,080
Financial liabilities:
Deposits, Fair Value	0	0		0
Short term Debt, Fair value	0	0		0
Long term Debt, Fair value	0	0		0
Accrued interest payable, Fair value	$ 235	$ 281		$ 330

[1]	Derived from audited consolidated financial statements.